Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
FRANKLIN ELECTRIC CO., INC. RETIREMENT PROGRAM
FORM 5500, SCHEDULE H, PART IV, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

Name of plan sponsor: Franklin Electric Co., Inc.
Employer identification number: 35-0827455
Three-digit plan number: 007

	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost**	Current Value
(a)	(b)	(c)	(d)	(e)

*	Franklin Electric Co., Inc.	Common Stock		$26,154,065

	Collective funds:
	BlackRock Inst Trust Co	BlackRock Total Return Bond L Fund		6,887,958
	Invesco	Stable Value Trust		17,177,454
	Loomis Sayles Trust Company	Large Cap Growth Trust D Fund		22,775,035
	Pacific Investment Management Co.	Diversified Real Asset Collective Trust		914,522
	State Street Global Advisors	International Equity Index Fund		4,333,235
	State Street Global Advisors	S&P 500 Index Fund		42,332,387
	State Street Global Advisors	Russell Small/Mid Cap Index Fund		8,285,754
	State Street Global Advisors	US Bond Index Securities Lending Series		13,689,624
	Target date funds:
	State Street Global Advisors	State Street Target Retirement Income VI Fund		7,696,674
	State Street Global Advisors	State Street Target Retirement 2025 VI Fund		7,349,446
	State Street Global Advisors	State Street Target Retirement 2030 VI Fund		18,187,013
	State Street Global Advisors	State Street Target Retirement 2035 VI Fund		14,464,235
	State Street Global Advisors	State Street Target Retirement 2040 VI Fund		18,449,529
	State Street Global Advisors	State Street Target Retirement 2045 VI Fund		8,969,569
	State Street Global Advisors	State Street Target Retirement 2050 VI Fund		10,812,658
	State Street Global Advisors	State Street Target Retirement 2055 VI Fund		8,665,630
	State Street Global Advisors	State Street Target Retirement 2060 VI Fund		6,734,013
	State Street Global Advisors	State Street Target Retirement 2065 VI Fund		1,641,479
	State Street Global Advisors	State Street Target Retirement 2070 VI Fund		273,466

	Investments in shares of registered investment companies:
	Capital Research and Management Co	EuroPacific Growth Fund		7,158,272
	Dimensional Fund Advisors	Small Cap Value Fund		2,617,140
	Meridian	Growth Institutional Fund		3,217,275
	T. Rowe Price Associates, Inc.	Large Cap Value Fund		13,452,114

*	Various participants	Notes receivable (maturing 2026 to 2034 at interest rates of 4.25% to 9.50%)	—	3,814,894
				$276,053,441
*Party-in-interest.
**Cost information is not required for participant directed investments and, therefore, is not included.